Note 1 - Description of Plan (Details Textual) - EBP 42-1623692 006 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Automatic Enrollment, Starting Percentage Per Employee	3.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	70.00%
EBP, Minimum Age of Participant Required to Make Catch Up Contributions	50
EBP, Contribution Vesting Percentage	100.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Forfeited Nonvested Account	$ 1,110	$ 773
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 0
EBP, Minimum Age Benefits Become Fully Available	65
EBP, Minimum Age Benefits are Available	59.5
EBP Termination, Single Payout Threshold	$ 7,000
EBP, Maximum Age Required for Accounts to be Maintained	73
EBP, 100 Percent Match [Member]
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
EBP 50 Percent Match [Member]
EBP, Employer Contribution, Matching Percentage	50.00%
Maximum [Member]
EBP, Automatic Enrollment, Starting Percentage Per Employee	10.00%
Maximum [Member] | EBP 50 Percent Match [Member]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
Minimum [Member] | EBP 50 Percent Match [Member]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%